Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			6,365
Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			6,365
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	$ 2,960,706		2,705,496
Financial assets held for trading at fair value through profit or loss [Member] | Central Bank of Chile [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Central Bank of Chile [Member] | Derivative contracts Financial Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Government [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Government [Member] | Derivative contracts Financial Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Retail (Individuals) [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Retail (Individuals) [Member] | Derivative contracts Financial Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial Services [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			2,392,982
Financial assets held for trading at fair value through profit or loss [Member] | Financial Services [Member] | Derivative contracts Financial Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,685,167
Financial assets held for trading at fair value through profit or loss [Member] | Trade [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			7,800
Financial assets held for trading at fair value through profit or loss [Member] | Trade [Member] | Derivative contracts Financial Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	40,749
Financial assets held for trading at fair value through profit or loss [Member] | Manufacturing [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			22,724
Financial assets held for trading at fair value through profit or loss [Member] | Manufacturing [Member] | Derivative contracts Financial Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	22,100
Financial assets held for trading at fair value through profit or loss [Member] | Mining [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			1,345
Financial assets held for trading at fair value through profit or loss [Member] | Mining [Member] | Derivative contracts Financial Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	124
Financial assets held for trading at fair value through profit or loss [Member] | Electricity, Gas and Water [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			20,752
Financial assets held for trading at fair value through profit or loss [Member] | Electricity, Gas and Water [Member] | Derivative contracts Financial Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	12,301
Financial assets held for trading at fair value through profit or loss [Member] | Agriculture and Livestock [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			22,768
Financial assets held for trading at fair value through profit or loss [Member] | Agriculture and Livestock [Member] | Derivative contracts Financial Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	12,787
Financial assets held for trading at fair value through profit or loss [Member] | Fishing [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			5,518
Financial assets held for trading at fair value through profit or loss [Member] | Fishing [Member] | Derivative contracts Financial Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,872
Financial assets held for trading at fair value through profit or loss [Member] | Transportation and Telecom [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			11,516
Financial assets held for trading at fair value through profit or loss [Member] | Transportation and Telecom [Member] | Derivative contracts Financial Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	16,332
Financial assets held for trading at fair value through profit or loss [Member] | Construction [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			3,345
Financial assets held for trading at fair value through profit or loss [Member] | Construction [Member] | Derivative contracts Financial Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	17,532
Financial assets held for trading at fair value through profit or loss [Member] | Services [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Services [Member] | Derivative contracts Financial Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	149,742
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			216,746
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Derivative contracts Financial Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Credit Risk Total [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			2,705,496
Financial assets held for trading at fair value through profit or loss [Member] | Credit Risk Total [Member] | Derivative contracts Financial Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,960,706
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,019,487
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	39,805
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	374,453
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,433,745
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			138,753
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			138,753
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	257,325
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	257,325
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	27,077		277,802
Financial Assets at fair value through other comprehensive income [Member] | Central Bank of Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Central Bank of Chile [Member] | Derivative contracts financial for hedging purposes Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Government [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Government [Member] | Derivative contracts financial for hedging purposes Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Retail (Individuals) [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Retail (Individuals) [Member] | Derivative contracts financial for hedging purposes Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial Services [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			277,802
Financial Assets at fair value through other comprehensive income [Member] | Financial Services [Member] | Derivative contracts financial for hedging purposes Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	27,077
Financial Assets at fair value through other comprehensive income [Member] | Trade [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Trade [Member] | Derivative contracts financial for hedging purposes Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Manufacturing [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Manufacturing [Member] | Derivative contracts financial for hedging purposes Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Mining [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Mining [Member] | Derivative contracts financial for hedging purposes Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Electricity, Gas and Water [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Electricity, Gas and Water [Member] | Derivative contracts financial for hedging purposes Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Agriculture and Livestock [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Agriculture and Livestock [Member] | Derivative contracts financial for hedging purposes Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Fishing [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Fishing [Member] | Derivative contracts financial for hedging purposes Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Transportation and Telecom [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Transportation and Telecom [Member] | Derivative contracts financial for hedging purposes Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Construction [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Construction [Member] | Derivative contracts financial for hedging purposes Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Services [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Services [Member] | Derivative contracts financial for hedging purposes Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other [Member] | Derivative contracts financial for hedging purposes Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Credit Risk Total [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			277,802
Financial Assets at fair value through other comprehensive income [Member] | Credit Risk Total [Member] | Derivative contracts financial for hedging purposes Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	27,077
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			3,054,809
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,258,857
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,680,867
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	13,591
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,934
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,639
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,504
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,967,392
Financial Assets at fair value through other comprehensive income [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	257,325
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			6,365
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	6,545
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	6,545
Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,174,792
Financial assets at amortized cost One [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	6,545
Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	36,726,297		34,265,873
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			1,529,832
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,801,100		1,090,000
Financial assets at amortized cost [Member] | Government [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Retail (Individuals) [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Financial Services [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	373,692		439,832
Financial assets at amortized cost [Member] | Trade [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Manufacturing [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Mining [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Electricity, Gas and Water [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Agriculture and Livestock [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Fishing [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Transportation and Telecom [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Construction [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Services [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Other [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Credit Risk Total [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,174,792		1,529,832
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	902,355
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	902,355
Cash and Due from Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,764,884		3,713,734
Cash and Due from Banks [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	384,230		1,545,472
Cash and Due from Banks [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,380,654		2,168,262
Cash and Due from Banks [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,764,884		3,713,734
Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	566,050		742,545
Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Central Bank of Chile [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Government [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Retail (Individuals) [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Financial Services [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	372,637		521,735
Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Trade [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	28,966		3,685
Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Manufacturing [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	12,435		18,806
Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Mining [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	124		1,343
Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Electricity, Gas and Water [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,153		12,623
Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Agriculture and Livestock [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	8,456		4,873
Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Fishing [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	18
Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Transportation and Telecom [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	144
Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Construction [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,602		247
Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Services [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	139,515
Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			179,233
Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Credit Risk Total [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	566,050		742,545
Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Central Bank of Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Government [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Retail (Individuals) [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Financial Services [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Trade [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Manufacturing [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Mining [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Electricity, Gas and Water [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Agriculture and Livestock [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Fishing [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Transportation and Telecom [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Construction [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Services [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Other [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Credit Risk Total [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,389,577		1,958,243
Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Central Bank of Chile [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Government [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Retail (Individuals) [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Financial Services [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,311,655		1,870,975
Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Trade [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	9,770		342
Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Manufacturing [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	9,123		3,444
Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Mining [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			2
Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Electricity, Gas and Water [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	10,148		8,129
Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Agriculture and Livestock [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,236		17,815
Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Fishing [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,848		5,409
Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Transportation and Telecom [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	16,166		11,516
Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Construction [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	14,493		3,098
Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Services [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	10,138
Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			37,513
Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Credit Risk Total [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,389,577		1,958,243
Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	27,077		277,802
Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Central Bank of Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Government [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Retail (Individuals) [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Financial Services [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	27,077		277,802
Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Trade [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Manufacturing [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Mining [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Electricity, Gas and Water [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Agriculture and Livestock [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Fishing [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Transportation and Telecom [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Construction [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Services [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Other [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Credit Risk Total [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	27,077		277,802
Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,321		4,509
Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Central Bank of Chile [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Government [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Retail (Individuals) [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Financial Services [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	123		251
Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Trade [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	601		3,595
Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Manufacturing [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	61		474
Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Mining [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Electricity, Gas and Water [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Agriculture and Livestock [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	90		80
Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Fishing [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	6		109
Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Transportation and Telecom [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1
Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Construction [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,437
Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Services [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2
Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Credit Risk Total [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,321		4,509
Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Central Bank of Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Government [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Retail (Individuals) [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Financial Services [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Trade [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Manufacturing [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Mining [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Electricity, Gas and Water [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Agriculture and Livestock [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Fishing [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Transportation and Telecom [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Construction [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Services [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Other [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Credit Risk Total [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,758		199
Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Central Bank of Chile [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Government [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Retail (Individuals) [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Financial Services [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	752		21
Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Trade [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,412		178
Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Manufacturing [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	481
Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Mining [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Electricity, Gas and Water [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Agriculture and Livestock [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5
Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Fishing [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Transportation and Telecom [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	21
Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Construction [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Services [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	87
Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Credit Risk Total [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,758		199
Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Central Bank of Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Government [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Retail (Individuals) [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Financial Services [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Trade [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Manufacturing [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Mining [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Electricity, Gas and Water [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Agriculture and Livestock [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Fishing [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Transportation and Telecom [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Construction [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Services [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Other [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Credit Risk Total [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Central Bank of Chile [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Government [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Retail (Individuals) [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Financial Services [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Trade [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Manufacturing [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Mining [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Electricity, Gas and Water [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Agriculture and Livestock [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Fishing [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Transportation and Telecom [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Construction [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Services [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Credit Risk Total [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Central Bank of Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Government [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Retail (Individuals) [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Financial Services [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Trade [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Manufacturing [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Mining [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Electricity, Gas and Water [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Agriculture and Livestock [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Fishing [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Transportation and Telecom [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Construction [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Services [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Other [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Credit Risk Total [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	902,355
From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,059,292		3,472,122
From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,019,487		3,287,111
From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	39,805		162,433
From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			22,578
From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,059,292		3,472,122
From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,258,857		2,488,850
From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			102
From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,258,857		2,488,748
From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,258,857		2,488,850
From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			839,744
From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	902,355		839,744
From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	902,355		839,744
Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	374,453		265,820
Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	374,453		265,820
Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	374,453		265,820
Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,540,908		565,959
Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,513,240		537,036
Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	13,591
Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,934		5,254
Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,639		5,321
Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,504		4,609
Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			13,739
Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,540,908		565,959
Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			3,287,111
Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			162,433
Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			288,398
Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			3,737,942
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	167,627
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	167,627
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	167,627
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,967,392
Subtotal [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	902,355
Subtotal [Member] | Financial Assets at fair value through other comprehensive income [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,433,745
Investments in mutual funds [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments in mutual funds [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments in mutual funds [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments in mutual funds [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	257,325
Investments in mutual funds [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments in mutual funds [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments in mutual funds [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments in mutual funds [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments in mutual funds [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments in mutual funds [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments in mutual funds [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments in mutual funds [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments in mutual funds [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments in mutual funds [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments in mutual funds [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	257,325
Investments in mutual funds [Member] | Financial Assets at fair value through other comprehensive income [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	257,325
Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,700		5,499
Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,700		5,499
Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,700		5,499
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			866
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			866
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	845		866
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	845
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	845
Rights by Resale Agreements and Securities Lending [Member] | Financial Assets at fair value through other comprehensive income [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			64,365
Rights by Resale Agreements and Securities Lending [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	54,061
Central Bank of Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,801,100
Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			1,090,000
Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,801,100		1,090,000
Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Government [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Retail (Individuals) [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Financial Services [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Trade [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Manufacturing [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Mining [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Electricity, Gas and Water [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Agriculture and Livestock [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Fishing [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Transportation and Telecom [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Construction [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Services [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Other [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Credit Risk Total [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,801,100		1,090,000
Domestic banks [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost One [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost One [Member] | Government [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost One [Member] | Retail (Individuals) [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost One [Member] | Financial Services [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			160,018
Domestic banks [Member] | Financial assets at amortized cost One [Member] | Trade [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost One [Member] | Manufacturing [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost One [Member] | Mining [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost One [Member] | Electricity, Gas and Water [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost One [Member] | Agriculture and Livestock [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost One [Member] | Fishing [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost One [Member] | Transportation and Telecom [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost One [Member] | Construction [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost One [Member] | Services [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost One [Member] | Other [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost One [Member] | Credit Risk Total [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			160,018
Domestic banks [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			160,018
Domestic banks [Member] | Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost [Member] | Government [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost [Member] | Retail (Individuals) [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost [Member] | Financial Services [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost [Member] | Trade [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost [Member] | Manufacturing [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost [Member] | Mining [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost [Member] | Electricity, Gas and Water [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost [Member] | Agriculture and Livestock [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost [Member] | Fishing [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost [Member] | Transportation and Telecom [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost [Member] | Construction [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost [Member] | Services [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost [Member] | Other [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Domestic banks [Member] | Financial assets at amortized cost [Member] | Credit Risk Total [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	373,692
Foreign banks [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			279,814
Foreign banks [Member] | Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks One [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Government [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Government [Member] | Loans and advances to Banks One [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Retail (Individuals) [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Retail (Individuals) [Member] | Loans and advances to Banks One [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Financial Services [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	373,692
Foreign banks [Member] | Financial assets at amortized cost [Member] | Financial Services [Member] | Loans and advances to Banks One [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			279,814
Foreign banks [Member] | Financial assets at amortized cost [Member] | Trade [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Trade [Member] | Loans and advances to Banks One [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Manufacturing [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Manufacturing [Member] | Loans and advances to Banks One [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Mining [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Mining [Member] | Loans and advances to Banks One [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Electricity, Gas and Water [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Electricity, Gas and Water [Member] | Loans and advances to Banks One [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Agriculture and Livestock [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Agriculture and Livestock [Member] | Loans and advances to Banks One [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Fishing [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Fishing [Member] | Loans and advances to Banks One [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Transportation and Telecom [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Transportation and Telecom [Member] | Loans and advances to Banks One [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Construction [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Construction [Member] | Loans and advances to Banks One [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Services [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Services [Member] | Loans and advances to Banks One [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Other [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Other [Member] | Loans and advances to Banks One [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Foreign banks [Member] | Financial assets at amortized cost [Member] | Credit Risk Total [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	373,692
Foreign banks [Member] | Financial assets at amortized cost [Member] | Credit Risk Total [Member] | Loans and advances to Banks One [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			279,814
Commercial loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	20,308,745		19,672,332
Residential Mortgage Loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	11,422,322		10,346,528
Consumer loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,995,230		4,247,013
Forwards [Member] | Financial Assets at fair value through other comprehensive income [Member] | Central Bank of Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forwards [Member] | Financial Assets at fair value through other comprehensive income [Member] | Government [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forwards [Member] | Financial Assets at fair value through other comprehensive income [Member] | Retail (Individuals) [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forwards [Member] | Financial Assets at fair value through other comprehensive income [Member] | Financial Services [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forwards [Member] | Financial Assets at fair value through other comprehensive income [Member] | Trade [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forwards [Member] | Financial Assets at fair value through other comprehensive income [Member] | Manufacturing [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forwards [Member] | Financial Assets at fair value through other comprehensive income [Member] | Mining [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forwards [Member] | Financial Assets at fair value through other comprehensive income [Member] | Electricity, Gas and Water [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forwards [Member] | Financial Assets at fair value through other comprehensive income [Member] | Agriculture and Livestock [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forwards [Member] | Financial Assets at fair value through other comprehensive income [Member] | Fishing [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forwards [Member] | Financial Assets at fair value through other comprehensive income [Member] | Transportation and Telecom [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forwards [Member] | Financial Assets at fair value through other comprehensive income [Member] | Construction [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forwards [Member] | Financial Assets at fair value through other comprehensive income [Member] | Services [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forwards [Member] | Financial Assets at fair value through other comprehensive income [Member] | Other [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forwards [Member] | Financial Assets at fair value through other comprehensive income [Member] | Credit Risk Total [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Rights by resale agreements [Member] | Financial assets at amortized cost [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Rights by resale agreements [Member] | Financial assets at amortized cost [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Rights by resale agreements [Member] | Financial assets at amortized cost [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			232
Rights by resale agreements [Member] | Financial assets at amortized cost [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	43,116		62,030
Rights by resale agreements [Member] | Financial assets at amortized cost [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	469		1,327
Rights by resale agreements [Member] | Financial assets at amortized cost [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Rights by resale agreements [Member] | Financial assets at amortized cost [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Rights by resale agreements [Member] | Financial assets at amortized cost [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Rights by resale agreements [Member] | Financial assets at amortized cost [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Rights by resale agreements [Member] | Financial assets at amortized cost [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Rights by resale agreements [Member] | Financial assets at amortized cost [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Rights by resale agreements [Member] | Financial assets at amortized cost [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			13
Rights by resale agreements [Member] | Financial assets at amortized cost [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	7,950
Rights by resale agreements [Member] | Financial assets at amortized cost [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,526		763
Rights by resale agreements [Member] | Financial assets at amortized cost [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	54,061		64,365
Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			3,737,942
Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			102
Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			2,488,748
Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			537,036
Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			5,254
Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			5,321
Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			4,609
Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			13,739
Debt Financial Instruments [Member] | Financial Assets at fair value through other comprehensive income [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			3,054,809
Debt Financial Instruments [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			839,744
Debt Financial Instruments [Member] | Financial assets at amortized cost [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial assets at amortized cost [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			839,744
Debt Financial Instruments [Member] | Financial assets at amortized cost [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial assets at amortized cost [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial assets at amortized cost [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial assets at amortized cost [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial assets at amortized cost [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial assets at amortized cost [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial assets at amortized cost [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial assets at amortized cost [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial assets at amortized cost [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial assets at amortized cost [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial assets at amortized cost [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial assets at amortized cost [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Financial Instruments [Member] | Financial assets at amortized cost [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			839,744
Others Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			138,753
Others Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			138,753
Others Financial Instruments Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Central Bank of Chile [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Government [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Retail (Individuals) [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Financial Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			138,753
Others Financial Instruments Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Trade [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Manufacturing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Mining [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Electricity, Gas and Water [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Agriculture and Livestock [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Fishing [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Transportation and Telecom [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Construction [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Services [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Other [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Financial Instruments Subtotal [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Credit Risk Total [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			138,753
Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,358,804		1,703,307
Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			138,753
Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			138,753
Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	118		16,374
Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			3,054,809
Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	257,325
Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			5,499
Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,801,100
Chile [Member] | Financial assets at amortized cost One [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,700
Chile [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	36,696,753		34,252,155
Chile [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			1,250,018
Chile [Member] | Cash and Due from Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,448,441		2,748,930
Chile [Member] | Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	316,204	[1]	585,463
Chile [Member] | Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Chile [Member] | Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,037,521	[2]	1,113,136
Chile [Member] | Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	118		16,374
Chile [Member] | Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,321		4,509
Chile [Member] | Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Chile [Member] | Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,758		199
Chile [Member] | Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Chile [Member] | Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Chile [Member] | Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Chile [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	902,355
Chile [Member] | From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,059,292		3,472,122
Chile [Member] | From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,258,857		2,488,850
Chile [Member] | From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			839,744
Chile [Member] | Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	374,453		265,820
Chile [Member] | Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,540,908		565,959
Chile [Member] | Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Chile [Member] | Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Chile [Member] | Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,799,765
Chile [Member] | Subtotal [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	902,355
Chile [Member] | Subtotal [Member] | Financial Assets at fair value through other comprehensive income [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,433,745
Chile [Member] | Investments in mutual funds [Member] | Financial Assets at fair value through other comprehensive income [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	257,325
Chile [Member] | Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,700		5,499
Chile [Member] | Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Chile [Member] | Rights by Resale Agreements and Securities Lending [Member] | Financial Assets at fair value through other comprehensive income [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			64,365
Chile [Member] | Rights by Resale Agreements and Securities Lending [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	54,061
Chile [Member] | Central Bank of Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,801,100
Chile [Member] | Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			1,090,000
Chile [Member] | Domestic banks [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Chile [Member] | Domestic banks [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			160,018
Chile [Member] | Foreign banks [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Chile [Member] | Foreign banks [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Chile [Member] | Commercial loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	20,279,201		19,658,614
Chile [Member] | Residential Mortgage Loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	11,422,322		10,346,528
Chile [Member] | Consumer loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,995,230		4,247,013
Chile [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			3,737,942
Chile [Member] | Debt Financial Instruments [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			839,744
United States [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	70,516		347,290
United States [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	18,368		79,904
United States [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Financial Assets at fair value through other comprehensive income [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Financial assets at amortized cost One [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Cash and Due from Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,227,305		897,881
United States [Member] | Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	38,355	[1]	90,461
United States [Member] | Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	32,161	[2]	256,829
United States [Member] | Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	18,368		79,904
United States [Member] | Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	167,627
United States [Member] | Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	167,627
United States [Member] | Subtotal [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Subtotal [Member] | Financial Assets at fair value through other comprehensive income [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Investments in mutual funds [Member] | Financial Assets at fair value through other comprehensive income [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Rights by Resale Agreements and Securities Lending [Member] | Financial Assets at fair value through other comprehensive income [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Rights by Resale Agreements and Securities Lending [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Central Bank of Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Domestic banks [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Domestic banks [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Foreign banks [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Foreign banks [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Commercial loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Residential Mortgage Loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Consumer loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Debt Financial Instruments [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,186,872		576,396
England [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	8,142		162,478
England [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Financial Assets at fair value through other comprehensive income [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	18,679
England [Member] | Financial assets at amortized cost One [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Cash and Due from Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	24,982		10,782
England [Member] | Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	91,832	[1]	59,444
England [Member] | Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,095,040	[2]	516,952
England [Member] | Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	8,142		162,478
England [Member] | Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Subtotal [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Subtotal [Member] | Financial Assets at fair value through other comprehensive income [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Investments in mutual funds [Member] | Financial Assets at fair value through other comprehensive income [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Rights by Resale Agreements and Securities Lending [Member] | Financial Assets at fair value through other comprehensive income [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Rights by Resale Agreements and Securities Lending [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Central Bank of Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Domestic banks [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Domestic banks [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Foreign banks [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	18,679
England [Member] | Foreign banks [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Commercial loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Residential Mortgage Loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Consumer loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
England [Member] | Debt Financial Instruments [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Financial Assets at fair value through other comprehensive income [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	182,320
Brazil [Member] | Financial assets at amortized cost One [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			141,249
Brazil [Member] | Cash and Due from Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	8		8
Brazil [Member] | Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		[1]
Brazil [Member] | Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		[2]
Brazil [Member] | Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Subtotal [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Subtotal [Member] | Financial Assets at fair value through other comprehensive income [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Investments in mutual funds [Member] | Financial Assets at fair value through other comprehensive income [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Rights by Resale Agreements and Securities Lending [Member] | Financial Assets at fair value through other comprehensive income [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Rights by Resale Agreements and Securities Lending [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Central Bank of Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Domestic banks [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Domestic banks [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Foreign banks [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	182,320
Brazil [Member] | Foreign banks [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			141,249
Brazil [Member] | Commercial loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Residential Mortgage Loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Consumer loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Debt Financial Instruments [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	344,514		78,503
Others Currency [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	449		19,046
Others Currency [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Financial Assets at fair value through other comprehensive income [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			866
Others Currency [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	172,693
Others Currency [Member] | Financial assets at amortized cost One [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	845
Others Currency [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	29,544		13,718
Others Currency [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			138,565
Others Currency [Member] | Cash and Due from Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	64,148		56,133
Others Currency [Member] | Forward contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	119,659	[1]	7,177
Others Currency [Member] | Forward contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Swap contract [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	224,855	[2]	71,326
Others Currency [Member] | Swap contract [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	449		19,046
Others Currency [Member] | Purchased call options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Purchased call options [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Written put options [member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Written put options [member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Futures [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Futures [Member] | Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | From the Chilean Government and Central Bank [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | From the Chilean Government and Central Bank [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | From the Chilean Government and Central Bank [Member] | Financial assets at amortized cost [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Other debt financial instruments issued in Chile [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Other debt financial instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Financial debt instruments issued Abroad [Member] | Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Financial debt instruments issued Abroad [Member] | Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Subtotal [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Subtotal [Member] | Debt Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Subtotal [Member] | Financial Assets at fair value through other comprehensive income [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Investments in mutual funds [Member] | Financial Assets at fair value through other comprehensive income [Member] | Others Financial Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Equity instruments issued in Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Equity instruments issued by foreign institutions [Member] | Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	845		866
Others Currency [Member] | Rights by Resale Agreements and Securities Lending [Member] | Financial Assets at fair value through other comprehensive income [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Rights by Resale Agreements and Securities Lending [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Central Bank of Chile [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Central Bank of Chile [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Domestic banks [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Domestic banks [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Foreign banks [Member] | Financial Assets at fair value through other comprehensive income [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	172,693
Others Currency [Member] | Foreign banks [Member] | Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets			138,565
Others Currency [Member] | Commercial loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	29,544		13,718
Others Currency [Member] | Residential Mortgage Loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Consumer loans [Member] | Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Debt Financial Instruments [Member] | Financial assets held for trading at fair value through profit or loss [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Others Currency [Member] | Debt Financial Instruments [Member] | Financial assets at amortized cost [Member]
Risk Management and Report (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets

[1]	Others includes: France Ch$92,885 million and Spain Ch$18,923 million.
[2]	Others includes: France Ch$62,731 million and Spain Ch$45,189 million.